Lease - Summary of Other Supplemental Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating cash flows used in operating leases	¥ 41,832	$ 6,564	¥ 40,275	¥ 21,092
Operating cash flows used in finance leases	5,751	902	6,008	6,599
Financing cash flows used in finance leases	7,723	1,212	18,441	9,230
Lease liabilities arising from obtaining right-of-use assets
Operating leases	23,002	3,610	8,091	13,044
Finance leases	¥ 0	$ 0	¥ 708	¥ 178
Weighted-average remaining lease term (years)
Operating leases	12 years 5 months 4 days	12 years 5 months 4 days	13 years 8 months 4 days
Finance leases	26 years 1 month 2 days	26 years 1 month 2 days	27 years 25 days
Weighted-average discount rate
Operating leases	8.60%	8.60%	8.59%
Finance leases	9.05%	9.05%	9.05%